BUSINESS COMBINATIONS: - Summary of fair values of assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Feb. 28, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 240,299		$ 79,156
Luna Labs Limited.
Business Acquisition [Line Items]
Cash		$ 1,672
Accounts receivable		255
Other current assets		90
Property, equipment and software		73
Goodwill		116,307
Technology		14,453
Customer relationships		2,842
Accounts payable		1,273
Other current liabilities		213
Deferred tax liabilities		1,805
Net assets acquired		$ 132,401
Chomp I CC Networks Ltd.
Business Acquisition [Line Items]
Cash	5,916
Accounts receivable	1,487
Other current assets	349
Long-term restricted cash	831
Operating lease right-of-use asset	3,516
Property, equipment and software	453
Goodwill	33,665
Technology	23,703
Accounts payable	225
Other current liabilities	6,072
Operating lease liabilities	(3,516)
Deferred tax liabilities	5,452
Net assets acquired	$ 54,655